Assets Held at Refco Capital Markets, Ltd. (Details) (USD $)	0 Months Ended																										55 Months Ended	96 Months Ended	0 Months Ended	12 Months Ended
	Dec. 12, 2014	Aug. 05, 2013	Dec. 05, 2012	Oct. 31, 2012	Dec. 01, 2011	Aug. 30, 2011	Jun. 02, 2011	Dec. 30, 2010	Oct. 15, 2010	Aug. 01, 2010	Jun. 04, 2010	May 19, 2010	Dec. 30, 2009	Jun. 29, 2009	Dec. 31, 2008	Jun. 26, 2008	Apr. 29, 2008	Mar. 28, 2008	Dec. 31, 2007	Sep. 19, 2007	Aug. 29, 2007	Jul. 03, 2007	Jun. 28, 2007	Jun. 07, 2007	Apr. 20, 2007	Dec. 29, 2006	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2005	Dec. 31, 2006	Dec. 31, 2013	Oct. 31, 2005
Assets Held at Refco Capital Markets, Ltd. (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value																											$ 512,044	$ 512,044			$ 1,301,182
Asset Impairment Charges	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	3,590,557	3,856,315	6,643,944		0
Amounts Received from Recovery of Impared Trust Before Distribution											15,300,000
Payments of Capital Distribution											970,550
Gross Proceeds, Percentage of Distribution																											57.25%
LLC Equity/Non-Trading [Member]
Assets Held at Refco Capital Markets, Ltd. (Details) [Line Items]
Financial Instruments, Owned, Principal Investments, at Fair Value																																57,544,206
Substitute Units Held by Affiliates (in Shares)																																2,273,288
Cash and Cash Equivalents, at Carrying Value																																1,000,000
Assets Held-in-trust																													56,544,206
Asset Impairment Charges																													39,580,944
Net Assets Held-in-trust																													16,963,262
Percentage of Fair Value Under Carring Value																													30.00%
Payments of Capital Distribution																														$ 9,335,669